Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other non-current receivables [abstract]
Prepayments	£ 3.0	£ 3.6
Accrued income	16.5	20.5
Fair value of derivatives	8.4	2.1
Other debtors	152.1	150.0
Trade and other receivables	£ 180.0	£ 176.2	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.